UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                March 31, 2006
                                                     ------------------------

Check here if Amendment [  ];       Amendment Number:
                                                             ----------------

     This Amendment (check only one):         [  ] is a restatement
                                              [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           New Generation Advisers, Inc.
                -------------------------------------------------------------
Address:        225 Friend Street
                -------------------------------------------------------------
                Suite 801
                -------------------------------------------------------------
                Boston, MA 02114
                -------------------------------------------------------------

Form 13F File Number:         28-10779
                              ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:           George Putnam, III
                -----------------------------------------------------------
Title:          President
                -----------------------------------------------------------
Phone:          617.573.9550
                -----------------------------------------------------------

Signature, Place and Date of Signing:


          /s/ George Putnam, III             Boston, MA             5/12/06
      ------------------------------    ---------------------   ----------------
               [Signature]                  [City, State]            [Date]

Report Type (Check only one)
----------------------------


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        0
                                                 --------------------
Form 13F Information Table Entry Total:                  46
                                                 --------------------
Form 13F Information Table Value Total:                163,149
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

New Generation Advisers, Inc. March 31, 2006

                                                                                                        Column 8  Column 8  Column 8
                                                                                Investment     Other     Voting    Voting    Voting
Name of Issuer            Title of Class    CUSIP   Value ($1,000)  Shares      Discretion     Managers   Sole     Shared     None

Ace Aviation Holdings        Class A      G0070K103          8,165    280,204   Sole           None      280,204
AK Steel Holding             Common       001547108          1,500    100,000   Sole           None      100,000
Alcatel                      ADR          013904305          2,895    188,000   Sole           None      188,000
AMR Corporation              Common       001765106          3,981    147,180   Sole           None      147,180
Atmel Corporation            Common       049513104          2,047    433,700   Sole           None      433,700
Blockbuster                  Common       093679108          3,970  1,000,000   Sole           None    1,000,000
Broadwing                    Common       11161E101          7,310    495,960   Sole           None      495,960
Brocade Communication        Common       111621108          4,010    600,260   Sole           None      600,260
CIENA                        Common       171779101          4,070    781,250   Sole           None      781,250
Colt Telecom                 Common       196877104          2,386    487,991   Sole           None      487,991
Continental Airlines         Class B      210795308          4,294    159,625   Sole           None      159,625
Cypress Semiconductor        Common       232806109          3,109    183,400   Sole           None      183,400
DDI                          Common       233162304          4,610    574,155   Sole           None      574,155
Elan                         ADR          284131208          3,946    273,250   Sole           None      273,250
Electroglas                  Common       285324109          2,784    511,850   Sole           None      511,850
Finisar                      Common       31787A101          5,166  1,050,000   Sole           None    1,050,000
Global Industries            Common       379336100          2,898    200,000   Sole           None      200,000
Goodyear Tire & Rubber       Common       382550101          4,659    321,780   Sole           None      321,780
Grey Wolf                    Common       397888108          2,696    362,415   Sole           None      362,415
Harmonic                     Common       413160102          2,230    350,000   Sole           None      350,000
Input/Output                 Common       457652105          3,308    340,670   Sole           None      340,670
International Coal Group     Common       45928H106          6,987    717,305   Sole           None      717,305
JDS Uniphase                 Common       46612J101          5,372  1,288,250   Sole           None    1,288,250
Key Energy                   Common       492914106          3,470    227,550   Sole           None      227,550
Kulicke and Soffa            Common       501242101          1,887    197,800   Sole           None      197,800
Ladish Co., Inc.             Common       505754200          3,159    109,048   Sole           None      109,048
Loral                        Common       543881106          3,072    106,847   Sole           None      106,847
Lucent Technologies          Common       549463107          2,498    819,000   Sole           None      819,000
Mpower Holding               Common       62473L309          2,752  1,859,470   Sole           None    1,859,470
Newpark Resources            Common       651718504          2,521    307,480   Sole           None      307,480
Nortel Networks              Common       656568102          2,828    927,200   Sole           None      927,200
Parker Drilling              Common       701081101          2,298    247,900   Sole           None      247,900


Paxson Communications        Common       704231109          1,749  1,860,505   Sole           None    1,860,505
Petroleum Geo-Services ASA   ADR          716599105          4,417     95,000   Sole           None       95,000
Primedia                     Common       74157K101          4,390  2,120,995   Sole           None    2,120,995
Rite Aid                     Common       767754104          2,691    672,710   Sole           None      672,710
Six Flags                    Common       83001P109            435     42,750   Sole           None       42,750
Tellabs                      Common       879664100          3,983    250,500   Sole           None      250,500
UAL                          Common       902549807          5,807    145,442   Sole           None      145,442
USA Mobility                 Common       90341G103            985     34,600   Sole           None       34,600
U.S. Airways Group           Common       90341W908          4,235    105,872   Sole           None      105,872
Visteon                      Common       92839U107          2,300    500,000   Sole           None      500,000
Vitesse Semiconductor        Common       928497106          1,969    550,030   Sole           None      550,030
W.R. Grace                   Common       38388F108          7,997    601,300   Sole           None      601,300
Zhone Technologies           Common       98950P108          3,658  1,364,935   Sole           None    1,364,935
Zilog Inc.                   Common       989524301          1,655    538,933   Sole           None      538,933

